COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Future Rentals of Premises under Operating Leases) (Details) - Building [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
2018	$ 8,960
2019	7,452
2020	6,230
2021	2,076
Thereafter	4,514
Future minimum rentals	$ 29,232